Federated Prudent Global Income Fund
Institutional Shares
Federated Real Return Bond Fund
Institutional Shares
Federated Intermediate Corporate Bond Fund
Institutional Shares
Institutional Service Shares
Federated Short Term Income Fund
Institutional Shares
Institutional Service Shares
Portfolios of Federated Income Securities Trust

Federated Government Ultrashort Duration Fund
Institutional Shares
Institutional Service Shares
Federated Intermediate Government/Corporate Fund
Institutional Shares
Institutional Service Shares
Portfolios of Federated Institutional Trust

Federated Ultrashort Bond Fund
Institutional Shares
Institutional Service Shares
Federated Mortgage Fund
Institutional Shares
Institutional Service Shares
Portfolios of Federated Total Return Series, Inc.

Federated Intermediate Municipal Trust
Institutional Shares
A Portfolio of Intermediate Municipal Trust

Federated Prudent Bear Fund
Institutional Shares
A Portfolio of Federated Equity Funds

Federated Municipal Ultrashort Fund
Institutional Shares
A Portfolio of federated Fixed Income Securities, Inc.

Federated MDT Large Cap Value Fund
Institutional Shares

A Portfolio of Federated MDT Series

Federated Adjustable Rate Securities Fund
Institutional Shares
Institutional Service Shares

Federated Short-Intermediate Duration Municipal Trust
Institutional Shares
Institutional Service Shares

SUPPLEMENT TO THE CURRENT PROSPECTUSES.

Under the heading entitled “How is the Fund Sold?” please delete the bullet points relating to categories of Eligible Investors not subject to any minimum investment amount for the purchase of Shares, and replace them with the following:

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;

•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;

•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;

•	A trust institution investing on behalf of its trust customers;

•	Additional sales to an investor (including a natural person) who owned Institutional Shares and/or Institutional Service Shares of the Fund as of December 31, 2008;

•
An investor (including a natural person) who acquired Institutional Shares and/or Institutional Service Shares of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and

•
In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated or its investment advisory subsidiaries, an investor (including a natural person) who (1) becomes a client of an investment advisory subsidiary of Fedrated or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or subadvised by a Fedrated investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.

April 15, 2009

40392 (4/09)